Income Taxes (Summary Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal									$ 20,629	$ 18,808	$ 15,509
State									(943)	1,781	2,259
Total current									19,686	20,589	17,768
Total deferred									4,585	4,686	2,530
Income tax expense	$ 5,961	$ 6,010	$ 6,497	$ 5,803	$ 6,877	$ 7,056	$ 6,573	$ 4,769	$ 24,271	$ 25,275	$ 20,298